FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Summary of fair value of financial instruments

	2023		2022
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	2,338,097	2,338,097	2,959,135	2,959,135
Trade accounts receivable - net	4,875,394	4,875,394	4,999,004	4,999,004
Fair value of derivatives	766	766	3,272	3,272
Other current assets	543,288	543,288	789,901	789,901
Other non-current assets	355,390	355,390	700,377	700,377
Liabilities
Trade accounts payable - domestic market	4,120,701	4,120,701	4,241,819	4,241,819
Trade accounts payable - debtor risk	584,320	584,320	653,085	653,085
Trade accounts payable - imports	1,196,162	1,196,162	1,724,019	1,724,019
Loans and Financing	10,079,675	10,161,103	11,179,617	11,267,779
Debentures	813,633	812,413	1,427,773	1,421,187
Related parties	24,992	24,992	24,890	24,890
Fair value of derivatives	20,648	20,648	19,056	19,056
Other current liabilities	1,192,461	1,192,461	1,216,206	1,216,206
Other non-current liabilities	859,917	859,917	533,681	533,681

Summary of capital management risk

Net debt/EBITDA	Less or equal to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of long-term loans and financing, and debentures

	2023
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	4,120,701	4,120,701	—	—	—
Trade accounts payable - debtor risk	584,320	584,320	—	—	—
Trade accounts payable - import	1,196,162	1,196,162	—	—	—
Loans and financing	15,355,211	1,783,201	2,327,202	3,038,617	8,206,191
Debentures	1,055,196	14,421	199,915	840,860	—
Related parties	24,992	24,992	—	—	—
Fair value of derivatives	20,648	19,042	1,606	—	—
Other current liabilities	1,192,461	1,192,461	—	—	—
Other non-current liabilities	859,917	—	59,029	—	800,888
	24,409,608	8,935,300	2,587,752	3,879,477	9,007,079

	2022
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	4,241,819	4,241,819	—	—	—
Trade accounts payable - debtor risk	653,085	653,085	—	—	—
Trade accounts payable - import	1,724,019	1,724,019	—	—	—
Loans and financing	17,262,024	2,492,262	1,987,699	1,369,784	11,412,279
Debentures	1,863,925	628,886	270,236	964,803	—
Related parties	24,890	24,890	—	—	—
Fair value of derivatives	19,056	19,056	—	—	—
Other current liabilities	1,216,206	1,216,206	—	—	—
Other non-current liabilities	533,681	—	45,431	—	488,250
	27,538,705	11,000,223	2,303,366	2,334,587	11,900,529

Schedule of sensitivity analysis of financial instrument

Assumptions	Percentage of change	2023	2022
Foreign currency sensitivity analysis - Loans and financing	5%	10,197	(40,693)
Foreign currency sensitivity analysis - Imports/Exports	5%	(28,929)	(73,085)
Interest rate sensitivity analysis	10 bps	29,939	32,377
Sensitivity analysis of changes in prices of products sold	1%	689,164	824,122
Sensitivity analysis of changes in raw material and commodity prices	1%	425,232	486,066
Currency forward contracts	5%	(8,311)	9,507
Commodity contracts	5%	(2,850)	2,899
Swaps USD x DI	5%	7,604	—
Swaps IPCA x DI	5%	(152)	—

Schedule of financial instruments per category

		Financial asset at fair
2023	Financial asset at	value through profit or
Assets	amortized cost	loss	Total
Short-term investments	—	2,338,097	2,338,097
Trade accounts receivable - net	4,875,394	—	4,875,394
Fair value of derivatives	—	766	766
Other current assets	529,629	13,659	543,288
Other non-current assets	353,370	2,020	355,390
Total	5,758,393	2,354,542	8,112,935
Financial income (expenses)	550,407	584,255	1,134,662

	Financial liability at fair
2023	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	4,120,701	4,120,701
Trade accounts payable - debtor risk	—	584,320	584,320
Trade accounts payable - import	—	1,196,162	1,196,162
Loans and financing	—	10,079,675	10,079,675
Debentures	—	813,633	813,633
Related parties	—	24,992	24,992
Fair value of derivatives	20,648	—	20,648
Other current assets	—	1,192,461	1,192,461
Other non-current assets	—	859,917	859,917
Total	20,648	18,871,861	18,892,509
Financial income (expenses)	(54,874)	(2,185,910)	(2,240,784)

		Financial asset at fair
2022	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	2,959,135	2,959,135
Trade accounts receivable - net	4,999,004	—	4,999,004
Fair value of derivatives	—	3,272	3,272
Other current assets	789,901	—	789,901
Other non-current assets	559,389	140,988	700,377
Total	6,348,294	3,103,395	9,451,689
Financial income (expenses)	318,105	475,910	794,015

	Financial liability at fair
2022	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	4,241,819	4,241,819
Trade accounts payable - drawn risk	—	653,085	653,085
Trade accounts payable - import	—	1,724,019	1,724,019
Loans and financing	—	11,179,617	11,179,617
Debentures	—	1,427,773	1,427,773
Related parties	—	24,890	24,890
Fair value of derivatives	19,056	—	19,056
Other current liabilities	—	1,216,206	1,216,206
Other non-current liabilities	—	533,681	533,681
Total	19,056	21,001,090	21,020,146
Financial income (expenses)	(44,386)	(2,642,055)	(2,686,441)

Summary of derivative instruments

		Notional value		Amount receivable		Amount payable
Contracts	Position	2023	2022	2023	2022	2023	2022

Currency forward contracts
Maturity in 2024	buyed in US$	US$ 34.2 million	US$ 30.9 million	—	—	17,337	17,950

Commodity contracts
Maturity in 2024	buyed in US$	US$ 12.1 million	US$ 2.4 million	32	3,272	1,349	1,106

Swaps IPCA x DI
Maturity in 2024	99.2% of CDI	R$ 450.0 million	—	734	—	356	—

Swaps USD x DI
Maturity in 2026	107.9% of CDI	US$ 30.6 million	—	—	—	1,606	—

Total fair value of financial instruments				766	3,272	20,648	19,056

Fair value of derivatives	2023	2022
Current assets	766	3,272
	766	3,272
Fair value of derivatives
Current liabilities	19,042	19,056
Non-current liabilities	1,606	—
	20,648	19,056

	2023	2022
Net Income
Gains on financial instruments	39,895	83,465
Losses on financial instruments	(54,874)	(44,386)
	(14,979)	39,079
Other comprehensive income
Gains on financial instruments	783	—
Losses on financial instruments	—	(607)
	783	(607)

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	January 1, 2021	from financing activities	loans and financing	parties	and others	December 31, 2021
Related parties	(111,499)	139,556	—	(6,089)	2	21,970
Leasing payable	856,474	(275,944)	(68,699)	68,699	337,835	918,365
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	17,516,322	(4,506,918)	(1,100,826)	1,059,841	1,068,028	14,036,447

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2021	from financing activities	loans and financing	parties	and others	December 31, 2022
Related parties	21,970	2,721	—	199	—	24,890
Leasing payable	918,365	(310,226)	(88,370)	88,370	422,504	1,030,643
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	14,036,447	(937,815)	(968,851)	964,607	(471,214)	12,623,174

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2022	from financing activities	loans and financing	parties	and others	December 31, 2023
Related parties	24,890	102	—	—	—	24,992
Leasing payable	1,030,643	(388,202)	(127,787)	127,787	635,161	1,277,602
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	12,623,174	(1,054,000)	(858,301)	840,069	(637,752)	10,913,190